Common Stock	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Common Stock

Note 6 - Common Stock

In 2013 the Company authorized the issuance of 6,500,000 founder shares at par value. In addition 250,000 shares were acquired for $250.00 by Hannah Grabowski in 2013. In 2014 the Company issued 3,000,000 shares at $.10 per share to the Company’s newly appointed President, Wayne Berian.

On May 10, 2013 the Company issued 342,000 shares to Ocean Pure Media Corporation, which were issued to the shareholders of Ocean Pure Media Corporation per a contract whereby the Company acquired the rights to certain film media.

On May 12, 2014 the company authorized the issuance of 450,000 shares to MMT, Inc. at a value of $.10 per share for the development of a film APP. (For Transaction Details See: (Description of Business-APP Research and Development, p. 19)

At the year end June 30, 2014 the Company had issued 94,500 shares to investors via a Private Offering of the company’s shares at $.10 per share.

In June of 2014 the Company issued 215,000 shares at a value of $.10 per share for marketing services.